Annual Fund Operating Expenses	Feb. 28, 2025
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.99%	[1]
Schwab Core Equity Fund | Schwab Core Equity Fund | Schwab Core Equity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.72%
Schwab International Core Equity Fund | Schwab International Core Equity Fund | Schwab International Core Equity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.86%	[2]
Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | Schwab Dividend Equity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.89%
Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.08%
Schwab Health Care Fund | Schwab Health Care Fund | Schwab Health Care Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.79%
Schwab Balanced Fund | Schwab Balanced Fund | Schwab Balanced Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.51%	[3]
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.51%	[4]
Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.02%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.02%
Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.04%
Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%
Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.035%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.035%
Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.035%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.035%
Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.04%
Schwab International Index Fund | Schwab International Index Fund | Schwab International Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.06%
Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Schwab International Opportunities Fund | Schwab International Opportunities Fund | Schwab International Opportunities Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.85%
Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.12%	[5]
Net Expenses (as a percentage of Assets)	0.50%
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.11%	[6]
Net Expenses (as a percentage of Assets)	0.50%
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.09%	[7]
Net Expenses (as a percentage of Assets)	0.48%
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.08%	[8]
Net Expenses (as a percentage of Assets)	0.50%
Schwab Target 2010 Fund | Schwab Target 2010 Fund | Schwab Target 2010 Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.25%	[9]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.25%	[10]
Schwab Target 2015 Fund | Schwab Target 2015 Fund | Schwab Target 2015 Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.27%	[11]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.27%	[12]
Schwab Target 2020 Fund | Schwab Target 2020 Fund | Schwab Target 2020 Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.28%	[13]
Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.28%	[14]
Schwab Target 2025 Fund | Schwab Target 2025 Fund | Schwab Target 2025 Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.32%	[15]
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.32%	[16]
Schwab Target 2030 Fund | Schwab Target 2030 Fund | Schwab Target 2030 Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.40%	[17]
Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.40%	[18]
Schwab Target 2035 Fund | Schwab Target 2035 Fund | Schwab Target 2035 Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.45%	[19]
Expenses (as a percentage of Assets)	0.47%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.45%	[20]
Schwab Target 2040 Fund | Schwab Target 2040 Fund | Schwab Target 2040 Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.49%	[21]
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.49%	[22]
Schwab Target 2045 Fund | Schwab Target 2045 Fund | Schwab Target 2045 Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.52%	[23]
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.52%	[24]
Schwab Target 2050 Fund | Schwab Target 2050 Fund | Schwab Target 2050 Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.55%	[25]
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.55%	[26]
Schwab Target 2055 Fund | Schwab Target 2055 Fund | Schwab Target 2055 Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.56%	[27]
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.56%	[28]
Schwab Target 2060 Fund | Schwab Target 2060 Fund | Schwab Target 2060 Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.58%	[29]
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.58%	[30]
Schwab Target 2065 Fund | Schwab Target 2065 Fund | Schwab Target 2065 Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.58%	[31]
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.34%)
Net Expenses (as a percentage of Assets)	0.58%	[32]

[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.99% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
[2]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.86% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
[3]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[4]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.
[5]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[6]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[7]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[8]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[9]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[10]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.
[11]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[12]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.
[13]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[14]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.
[15]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[16]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.
[17]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[18]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.
[19]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[20]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.
[21]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[22]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.
[23]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[24]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.
[25]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[26]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.
[27]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[28]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.
[29]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[30]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.
[31]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[32]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.